Right of use assets	12 Months Ended
Sep. 30, 2023
Right of use assets
Right of use assets	10. Right of use assets Property, plant and equipment includes a right-of-use asset, which relates to the office lease at 6688 Kitimat Road, Mississauga, ON L5N 1P8 (refer Note 14).